CONCENTRATIONS AND RISKS (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Concentration Risk [Line Items]
Discounts and debt issuance cost	$ 19,850	$ 33,200	$ 46,200	$ 103,900
Proceeds from convertible promissory notes	$ 100,000	$ 150,000	$ 222,500	$ 567,050
Convertible Debt Benchmark [Member] | Lender Concentration Risk [Member] | Lender One [Member]
Concentration Risk [Line Items]
Concentration risk percentage	39.00%	19.00%	18.00%	28.00%
Convertible Debt Benchmark [Member] | Lender Concentration Risk [Member] | Lender Two [Member]
Concentration Risk [Line Items]
Concentration risk percentage	30.00%	22.00%	20.00%	14.00%
Convertible Debt Benchmark [Member] | Lender Concentration Risk [Member] | Lender Three [Member]
Concentration Risk [Line Items]
Concentration risk percentage	31.00%	33.00%	14.00%	12.00%
Convertible Debt Benchmark [Member] | Lender Concentration Risk [Member] | Lender Four [Member]
Concentration Risk [Line Items]
Concentration risk percentage		17.00%	28.00%	11.00%
Convertible Debt Benchmark [Member] | Lender Concentration Risk [Member] | Lender Five [Member]
Concentration Risk [Line Items]
Concentration risk percentage			11.00%	21.00%
Accounts Receivable [Member] | Credit Concentration Risk [Member] | Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage	100.00%		100.00%	100.00%
Lender One [Member]
Concentration Risk [Line Items]
Proceeds from convertible promissory notes	$ 100,000	$ 110,000	$ 160,000	$ 295,000
Lender Two [Member]
Concentration Risk [Line Items]
Proceeds from convertible promissory notes	75,000	130,000	180,000	150,000
Lender Three [Member]
Concentration Risk [Line Items]
Proceeds from convertible promissory notes	$ 78,249	196,340	125,000	127,500
Lender Four [Member]
Concentration Risk [Line Items]
Proceeds from convertible promissory notes		$ 98,060	245,640	120,000
Lender Five [Member]
Concentration Risk [Line Items]
Proceeds from convertible promissory notes			$ 98,060	$ 224,885